Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Credit in respect of prior periods	£ (492)	£ (508)	£ (149)
Total current taxation	1,168	1,619	1,418
Total deferred taxation	(414)	(263)	(541)
Total tax	754	1,356	877
UK [member]
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current tax expense (income)	234	199	241
Rest of World [member]
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current tax expense (income)	£ 1,426	£ 1,928	£ 1,326